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                    SUPPLEMENT DATED FEBRUARY 2, 1999 TO THE
         PROSPECTUS DATED APRIL 30, 1998 AS PREVIOUSLY SUPPLEMENTED ON
             MAY 12, 1998 AND JULY 14, 1998 AND AUGUST 26, 1998 TO
                           VAN KAMPEN ENTERPRISE FUND

         PROSPECTUS DATED APRIL 30, 1998, AS PREVIOUSLY SUPPLEMENTED ON
                       MAY 12, 1998 AND JULY 14, 1998 TO
            VAN KAMPEN LIFE INVESTMENT TRUST -- ENTERPRISE PORTFOLIO
                               ------------------

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

PORTFOLIO MANAGEMENT. The Fund's Portfolio management team is headed by Jeff New. Mr. New has been affiliated with the Fund since 1991, has assisted in co-managing the Fund's investment portfolio since July 1994 and has been the Senior Portfolio Manager of the Fund's investment portfolio since December 1994. Mr. New has been Senior Vice President and Senior Portfolio Manager of the Adviser and Van Kampen Asset Management Inc. ("Asset Management") since December 1997. Prior to December 1997, Mr. New was Vice President and Portfolio Manager of the Adviser and Asset Management. Prior to December 1994, he was Associate Portfolio Manager of the Adviser. He joined the Adviser in 1990. Michael Davis and Mary Jayne Maly are the portfolio managers responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and Asset Management since March 1998. Prior to March 1998 he was the owner of Davis Equity Research, a stock research company. Mr. Davis has been an investment professional since 1983. Ms. Maly has been Vice President and Portfolio Manager of the Adviser since July 1998. From July 1997 to June 1998, she was a Vice President at Morgan Stanley Asset Management Inc. and assisted in the management of the Morgan Stanley Institutional Real Estate Funds and the Van Kampen Real Estate Securities Fund. Prior to July 1997, she was a Vice President and Portfolio Manager of the Adviser and Asset Management. Prior to November 1992, she was a Vice President and Senior Equity Analyst at Texas Commerce Investment Management Company.

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